Condensed Interim Cash Flow Statements (Unaudited) - Appendix - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Adjustments required to reflect net cash used in operating activities:
Depreciation	$ 827	$ 852
Interest income	(223)	(500)
Interest paid	53	61
Exchange losses (gains) on cash and cash equivalents	(127)	(104)
Exchange losses (gains) on lease liability	(14)	170
Net changes in severance pay obligations		5
Share based payments	917	1,264
Adjustments for reconcile profit loss excluding changes in working capital	1,433	1,748
Changes in working capital:
Increase in other current assets	(461)	(45)
Increase in trade receivables	(118)
Increase (decrease) in accounts payable and accruals:
Trade	(1,227)	905
Other (including non-current liability)	(909)	1,023
Decrease in deferred revenue	(293)	(239)
Changes in working capital, total	(3,008)	1,644
Adjustments required to reflect net cash used in operating activities, total	(1,575)	3,392
Supplementary information on investing and financing activities not involving cash flows:
Right of use assets obtained in exchange for new lease liabilities	65
Issuance of costs not paid	$ 138